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                                                  SEC USE ONLY

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM 13F


     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2006

               (Please read instructions before preparing form.)

If amended report check here: [_]

                              Brian C. Broderick
                   Name of Institutional Investment Manager

   Hemenway & Barnes         60 State Street       Boston,      MA      02109
    Business Address             (Street)          (City)     (State)   (Zip)

                                (617) 227-7940
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2006.


                                                  Brian C. Broderick
                                                  ------------------------------
                                                  (Name of Institutional
                                                    Investment Manager)

                                                  /s/ Brian C. Broderick
                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                             13F File No.:
-----                                                             -------------
1. John M. Cornish...............................................   28-5362
2. Michael B. Elefante...........................................   28-06281
3. Roy A. Hammer.................................................   28-5798
4. Stephen W. Kidder (35)*.......................................   28-11134
5. Lawrence T. Perera............................................   28-06167
6. Michael J. Puzo...............................................   28-06165
7. Kurt F. Somerville (32)*......................................   28-10379
8.
9.
10.

* Refers to manager number on attached detail in Item 7.

 AS OF: JUNE 30, 2006              FORM 13F               SEC FILE # BRIAN C.
                                                           BRODERICK/28-11136

                                                                                              ITEM 8:
                                                            ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                      ITEM 3:    ITEM 4:   SHARES OR INVESTMENT           ----------------
      ITEM 1:           ITEM 2:        CUSIP   FAIR MARKET PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
  NAME OF ISSUER     TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
  --------------     --------------- --------- ----------- --------- ----------- -------- ---- ------ ----
AFLAC INC            COMMON STOCK    001055102    426420       9200      xx                      6300
                                                                         xx         35           2900
ABBOTT LABS          COMMON STOCK    002824100    497067      11398      xx                      2448
                                                                         xx         35           8950
AMAZON NOTE CONV     CONV.           023135AF3   1433331    1495000      xx                    860000
SUB DEB              CORPORATE BONDS                                     xx         35         635000

AMGEN INC.           COMMON STOCK    031162100   1219149      18690      xx                     10690
                                                                         xx         35           8000
ANALOG DEVICES, INC. COMMON STOCK    032654105    649967      20223      xx                     10748
                                                                         xx         35           9475

ANALOGIC COPR.       COMMON STOCK    032657207    249130       5345      xx                      2825
                                                                         xx         35           2520
ANHEUSER BUSCH CO    COMMON STOCK    035229103    319130       7000      xx                      7000
INC.

APTARGROUP INC       COMMON STOCK    038336103    865943      17455      xx                      9635
                                                                         xx         35           7820
AUTOMATIC DATA       COMMON STOCK    053015103    343526       7575      xx                      4375
PROCESSING                                                               xx         35           3200

AVERY DENNISON CORP. COMMON STOCK    053611109    336748       5800      xx                      3800
                                                                         xx         35           2000

BP PLC ADR           COMMON STOCK    055622104   1584672      22765      xx                     12976
                                                                         xx         35           9789
BEA SYSTEMS INC.     CORPORATE BONDS 073325AD4   1181556    1195000      xx                    675000
                                                                         xx         35         520000

BIOMET INC           COMMON STOCK    090613100    454174      14515      xx                      9015
                                                                         xx         35           5500
CANADIAN NATIONAL    COMMON STOCK    136375102   1437013      32846      xx                     18258
RAILWAY CO.                                                              xx         35          14588


AS OF: JUNE 30, 2006      FORM 13F                         SEC FILE # BRIAN C.
                                                            BRODERICK/28-11136

                                                                                             ITEM 8:
                                                           ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                     ITEM 3:    ITEM 4:   SHARES OR INVESTMENT           ----------------
      ITEM 1:           ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
  NAME OF ISSUER     TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
  --------------     -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
CATERPILLAR INC.      COMMON STOCK  149123101    225228      3024       xx                     3024
CHEVRON CORP.         COMMON STOCK  166764100    804422     12962       xx                     7062
                                                                        xx         35          5900
CISCO SYS INC.        COMMON STOCK  17275R102    363121     18593       xx                    13143
                                                                        xx         35          5450
CITIZENS              COMMON STOCK  17453B101    163934     12562       xx                    12562
COMMUNICATIONS CO
COCA COLA CO.         COMMON STOCK  191216100    298989      6950       xx                     6200
                                                                        xx         35           750
CONOCOPHILLIPS        COMMON STOCK  20825C104    360481      5501       xx                     4780
                                                                        xx         35           721
E I DU PONT DE        COMMON STOCK  263534109    364707      8767       xx                     7567
NEMOURS & CO.                                                           xx         35          1200
E M C CORP.           COMMON STOCK  268648102    355077     32368       xx                    19099
                                                                        xx         35         13269
EMERSON ELECTRIC CO.  COMMON STOCK  291011104   1082825     12920       xx                     6870
                                                                        xx         35          6050
ENCANA CORP.          COMMON STOCK  292505104   1541141     29277       xx                    18657
                                                                        xx         35         10620
EXXON MOBIL CORP.     COMMON STOCK  30231G102   2967070     48363       xx                    37107
                                                                        xx         35         11256
GENERAL ELECTRIC CO.  COMMON STOCK  369604103   1674698     50810       xx                    40210
                                                                        xx         35         10600
INTEL CORPORATION     COMMON STOCK  458140100   1099074     57846       xx                    36556
                                                                        xx         35         21290
JOHNSON & JOHNSON     COMMON STOCK  478160104   2023858     33776       xx                    24801
                                                                        xx         35          8975
KIMBERLY CLARK CORP   COMMON STOCK  494368103    248651      4030       xx                     4030


AS OF: JUNE 30, 2006      FORM 13F                         SEC FILE # BRIAN C.
                                                            BRODERICK/28-11136

                                                                                     ITEM 8:
                                                   ITEM 5:    ITEM 6:            VOTING AUTHORITY
  ITEM 1:                    ITEM 3:    ITEM 4:   SHARES OR INVESTMENT           ----------------
  NAME OF       ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
  ISSUER     TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
  -------    -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
KOSAN         RESTRICTED    50064W107    240000     60000       xx         35         60000
BIOSCIENCES
INC
ELI LILLY &   COMMON STOCK  532457108    221080      4000       xx                     4000
CO.
LINCOLN       COMMON STOCK  534187109    660743     11707       xx                     5062
NATL CORP                                                       xx         35          6645
IND
MCDONALD'S    COMMON STOCK  580135101    235200      7000       xx                     7000
CORP.
MERCK & CO    COMMON STOCK  589331107    620512     17033       xx                     8373
INC.                                                            xx         35          8660
MICROSOFT     COMMON STOCK  594918104    414717     17799       xx                    11299
CORP.                                                           xx         35          6500
NOKIA CORP    COMMON STOCK  654902204    247152     12199       xx                     4399
ADR A                                                           xx         35          7800
NOVARTIS      COMMON STOCK  66987V109    350480      6500       xx                     5000
AG ADR                                                          xx         35          1500
ORACLE        COMMON STOCK  68389X105    195601     13499       xx                     7999
CORP.                                                           xx         35          5500
PEPSICO INC.  COMMON STOCK  713448108    549366      9150       xx                     4050
                                                                xx         35          5100
PFIZER INC.   COMMON STOCK  717081103    494325     21062       xx                    20062
                                                                xx         35          1000
PROCTER &     COMMON STOCK  742718109   1968740     35409       xx                    25619
GAMBLE CO.                                                      xx         35          9790
SIGMA         COMMON STOCK  826552101    421312      5800       xx                     5800
ALDRICH
CORP
J M SMUCKER   COMMON STOCK  832696405    250231      5598       xx                     1598
CO NEW                                                          xx         35          4000
SONOSITE      COMMON STOCK  83568G104    286515      7339       xx                     4674
INC.                                                            xx         35          2665
STATE         COMMON STOCK  857477103    576776      9929       xx                     3177
STREET                                                          xx         35          6752
CORP.

AS OF: JUNE 30, 2006      FORM 13F                         SEC FILE # BRIAN C.
                                                            BRODERICK/28-11136

                                                                                   ITEM 8:
                                                 ITEM 5:    ITEM 6:            VOTING AUTHORITY
 ITEM 1:                   ITEM 3:    ITEM 4:   SHARES OR INVESTMENT           ----------------
 NAME OF      ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
 ISSUER    TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
 -------   -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
3COM        COMMON STOCK  885535104      77312    15100       xx                    13100
CORP                                                          xx         35          2000
3 M         COMMON STOCK  88579Y101    2352345    29124       xx                    21354
COMPANY                                                       xx         35          7770
UNION       COMMON STOCK  907818108     246716     2654       xx                     2254
PACIFIC                                                       xx         35           400
CORP
UNITED      COMMON STOCK  911163103     294869     8930       xx                     4510
NATURAL                                                       xx         35          4420
FOODS INC.
V F CORP    COMMON STOCK  918204108     391219     5760       xx                     5760
VERISIGN    COMMON STOCK  92343E102     226603     9780       xx                     6380
INC                                                           xx         35          3400
WACHOVIA    COMMON STOCK  929903102     432640     8000       xx                     8000
CORP 2ND
NEW
WYETH       COMMON STOCK  983024100     326414     7350       xx                     3050
                                                              xx         35          4300
TOTAL:                              36,651,970